Share capital (Details 1) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Number of Outstanding, begin	46,588
Number of Outstanding, End	4,714,388	46,588
Stock Options
Statement [Line Items]
Number of Outstanding, begin	3,727,588	3,454,254
Number of Outstanding, Granted	1,060,000	20,000
Number of Outstanding, Expired	(3,200)	(11,000)
Number of Outstanding, Exercised	(6,800)	(13,000)
Number of Outstanding, Granted two		300,000
Number of Outstanding, Expired two		(21,333)
Number of Outstanding, Exercised two	(5,200)	(1,333)
Number of Outstanding, Cancelled or expired	(58,000)
Number of Outstanding, End	4,714,388	3,727,588
Weighted average exercise price, begin	$ 2.30	$ 2.25
Weighted average exercise price, Granted	4.04	4.50
Weighted average exercise price, Expired	2.60	0.63
Weighted average exercise price, Exercised	1.05	2.20
Weighted average exercise price, Granted two		2.20
Weighted average exercise price, Expired two		3.15
Weighted average exercise price, Exercised two	2.55	2.55
Weighted average exercise price, Cancelled or expired	4.04
Weighted average exercise price, End	$ 2.44	$ 2.30